Income Taxes (Details) - Schedule of Income Taxes at Statutory Rates - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes At Statutory Rates [Abstract]
Loss for the year					$ (22,473,192)	$ (17,840,147)
Expected income tax (recovery)					(6,070,000)	(4,820,000)
Change in statutory, foreign tax, foreign exchange rates and other					(12,000)	294,000
Permanent differences					1,875,000	1,107,000
Share issue costs					370,000	432,000
Change in unrecognized deductible temporary differences					3,837,000	2,987,000
Income tax expense